Financial instruments - Credit risk for trade receivables by type of counterparty (Details) - Credit risk - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial instruments
Cumulative credit limit	$ 312,000
Multiple of current insurance year premium (as a percent)	4000.00%
Maximum
Financial instruments
Indemnification amount	$ 21,600
Trade receivables
Financial instruments
Maximum credit exposure	124,352	$ 87,430
Trade receivables | Wholesale customers
Financial instruments
Maximum credit exposure	111,408	76,694
Trade receivables | Distributor
Financial instruments
Maximum credit exposure	12,223	10,190
Trade receivables | End-user customers
Financial instruments
Maximum credit exposure	$ 721	$ 546